Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
	Summary Compensation Table For PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO	Average Compensation Actually Paid to Non-PEO	Value of initial fixed $100 investment based on total Shareholder Return	Net Income
Year (1)	($)	($)(2)	NEOs ($)	NEOs ($)(2)	(TSR) ($)(3)	(Loss) ($)

2025	2,040,212	1,702,077	2,115,731	1,185,588	82.67	(36,068,870)
2024	2,787,084	1,340,312	1,868,240	1,128,151	88.12	(45,729,224)
2023	1,653,624	1,653,624	2,285,388	3,007,515	319.31	20,617,903

Named Executive Officers, Footnote [Text Block]

(1)	For each of the years presented above, our PEO was Kevin Brian Cox, Chief Executive Officer. In 2025 and 2024, our non-PEO’s were Tony Evers, former Chief Financial Officer and Derron Winfrey, President of Sales and Operations. In 2023, our non-PEO’s were Tony Evers, former Chief Financial Officer, and David Ansani, former Chief Administrative Officer.

Total Compensation per Summary Compensation Table (“SCT”)	[1]	$ 2,040,212	$ 2,787,084	$ 1,653,624
“Compensation Actually Paid” for Year Shown”	[1],[2]	1,702,077	1,340,312	1,653,624
Non-PEO NEO Average Total Compensation Amount	[1]	2,115,731	1,868,240	2,285,388
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 1,185,588	1,128,151	3,007,515
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	Reconciliation of Compensation Actually Paid
	2025		2024		2023
		Average of		Average of		Average of
		Non-PEO		Non-PEO		Non-PEO
	PEO ($)	NEOs ($)	PEO ($)	NEOs ($)	PEO ($)	NEOs ($)

Total Compensation per Summary Compensation Table (“SCT”)	2,040,212	2,115,731	2,787,084	1,868,240	1,653,624	2,285,388

Less: Value of Stock Grants reported in SCT	-	(479,077)	(1,069,168)	(855,334)	-	(3,114,000)

Less: Value of Stock Option Grants reported in SCT	(338,135)	(214,151)	(377,604)	(239,149	-	-

Plus: Year-End Value of Stock Grants Awarded in Fiscal Year that are Unvested and Outstanding	-	-	-	356,000	-	3,870,000

Plus: Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	-	-	-	-	-	(26,251)

Plus: Change in Fair Value of Prior Year Awards that are Vested in Current Year	-	-	-	(1,606)	-	(7,622)

“Compensation Actually Paid” for Year Shown” (1)	1,702,077	1,422,503	1,340,312	1,128,151	1,653,624	3,007,515

(1)	Column totals may be impacted by rounding

Compensation Actually Paid vs. Total Shareholder Return		CAP vs. Total Shareholder Return (TSR)
Compensation Actually Paid vs. Net Income		CAP vs. Net Income (Loss)
Total Shareholder Return Amount	[1],[3]	$ 82.67	88.12	319.31
Net Income (Loss) Attributable to Parent	[1]	$ (36,068,870)	$ (45,729,224)	$ 20,617,903
PEO Name		Kevin Brian Cox	Kevin Brian Cox	Kevin Brian Cox
PEO [Member]
Pay vs Performance Disclosure [Table]
Total Compensation per Summary Compensation Table (“SCT”)		$ 2,040,212	$ 2,787,084	$ 1,653,624
“Compensation Actually Paid” for Year Shown”	[4]	1,702,077	1,340,312	1,653,624
PEO [Member] | Value of Stock Grants Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Plus: Change in Fair Value of Prior Year Awards that are Vested in Current Year			(1,069,168)
PEO [Member] | Value of Stock Option Grants Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Plus: Change in Fair Value of Prior Year Awards that are Vested in Current Year		(338,135)	(377,604)
PEO [Member] | Year-End Value of Stock Grants Awarded in Fiscal Year that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure [Table]
Plus: Change in Fair Value of Prior Year Awards that are Vested in Current Year
PEO [Member] | Change in Fair Value of Prior Year Awards that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure [Table]
Plus: Change in Fair Value of Prior Year Awards that are Vested in Current Year
PEO [Member] | Change in Fair Value of Prior Year Awards that are Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Plus: Change in Fair Value of Prior Year Awards that are Vested in Current Year
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Total Compensation per Summary Compensation Table (“SCT”)		2,115,731	1,868,240	2,285,388
“Compensation Actually Paid” for Year Shown”	[4]	1,422,503	1,128,151	3,007,515
Non-PEO NEO [Member] | Value of Stock Grants Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Plus: Change in Fair Value of Prior Year Awards that are Vested in Current Year		(479,077)	(855,334)	(3,114,000)
Non-PEO NEO [Member] | Value of Stock Option Grants Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Plus: Change in Fair Value of Prior Year Awards that are Vested in Current Year		(214,151)	(239,149)
Non-PEO NEO [Member] | Year-End Value of Stock Grants Awarded in Fiscal Year that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure [Table]
Plus: Change in Fair Value of Prior Year Awards that are Vested in Current Year			356,000	3,870,000
Non-PEO NEO [Member] | Change in Fair Value of Prior Year Awards that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure [Table]
Plus: Change in Fair Value of Prior Year Awards that are Vested in Current Year				(26,251)
Non-PEO NEO [Member] | Change in Fair Value of Prior Year Awards that are Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Plus: Change in Fair Value of Prior Year Awards that are Vested in Current Year			$ (1,606)	$ (7,622)

[1]	For each of the years presented above, our PEO was Kevin Brian Cox, Chief Executive Officer. In 2025 and 2024, our non-PEO’s were Tony Evers, former Chief Financial Officer and Derron Winfrey, President of Sales and Operations. In 2023, our non-PEO’s were Tony Evers, former Chief Financial Officer, and David Ansani, former Chief Administrative Officer.
[2]	The table below details amounts deducted and added to calculate Average Compensation Actually Paid to the PEO and Non-PEO NEOs. in accordance with Item 402(v) of Regulation S-K.
[3]	TSR is calculated based on a fixed investment of $100 made at the closing price as of December 31, 2024, for the period ending December 31 of each year in table above.
[4]	Column totals may be impacted by rounding